Loss Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)	9,996,757	2,891,152	3,027,586